Loss Per Share	12 Months Ended
Mar. 31, 2024
Earnings per share [abstract]
Loss Per Share	Loss Per Share

Accounting Policy

The Company calculates basic (loss) earnings per share by dividing net (loss) income by the weighted average number of common shares outstanding during the period. Diluted (loss) earnings per share is determined by adjusting profit or loss attributable to common shareholders and the weighted average number of common shares outstanding, for the effects of all dilutive potential common shares, which comprise convertible debentures, RSU, DSU, warrants and share options issued.

The following is a reconciliation of basic and diluted loss per share:

Basic and diluted loss per share

	Year ended March 31	Nine months ended March 31
	2024	2023
Net loss from continuing operations attributable to Aurora shareholders	($55,301)	($175,930)
Net loss from discontinued operations attributable to Aurora shareholders	($10,281)	($21,910)
Net loss attributable to Aurora shareholders	($65,582)	($197,840)

Weighted average number of Common Shares outstanding(1)	43,223,233	32,273,516

Basic loss per share, continuing operations	($1.28)	($5.45)
Basic loss per share, discontinued operations	($0.24)	($0.68)
Basic loss per share	($1.52)	($6.13)
(1) As described under Note 2(a), comparative information has been adjusted due to 1:10 reverse stock split.

Diluted loss per share is the same as basic loss per share as the issuance of shares on the exercise of convertible debentures, RSU, DSU, PSU, warrants and share options are anti-dilutive.